Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Information
Acquisitions of computer equipment under capital leases and software under license agreements	$ 40.8	$ 1.8	$ 4.1
Acquisition of software under direct financing agreements	$ 0.0	$ 0.0	$ 30.0